Financial statements preparation - Impact of the adoption of AASB 9 - classification and measurement (Details) - AUD ($) $ in Millions		12 Months Ended
	Oct. 01, 2018	Sep. 30, 2018
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	$ 864,584
Financial liabilities, carrying amount immediately after initial application of AASB 9	811,439
Long term debt with equity-like characteristics		$ 6,511,000
Collateral received
Basis of measurement
Financial liabilities, carrying amount immediately after initial application of AASB 9	2,184
Deposits and other borrowings
Basis of measurement
Financial liabilities, carrying amount immediately after initial application of AASB 9	559,285
Other financial liabilities
Basis of measurement
Financial liabilities, carrying amount immediately after initial application of AASB 9	28,105
Derivative financial instruments
Basis of measurement
Financial liabilities, carrying amount immediately after initial application of AASB 9	24,407
Debt issues
Basis of measurement
Financial liabilities, carrying amount immediately after initial application of AASB 9	172,596
Due to subsidiaries
Basis of measurement
Reclassified from amortised cost to FVIS		523
Life insurance liabilities
Basis of measurement
Financial liabilities, carrying amount immediately after initial application of AASB 9	7,597
Loan capital
Basis of measurement
Financial liabilities, carrying amount immediately after initial application of AASB 9	17,265
Cash and balances with central banks
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	26,788
Collateral paid
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	4,787
Trading securities and financial assets measured at FVIS
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	23,132
Derivative financial instruments
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	24,101
Available-for-sale securities
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	61,119
Loans
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	709,690
Due from subsidiaries
Basis of measurement
Reclassified from amortised cost to FVIS		278
Life insurance assets
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	9,450
Other financial assets
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	5,517
AASB 139
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		864,584
Financial liabilities, carrying amount immediately before initial application of AASB 9		811,439
AASB 139 | Collateral received
Basis of measurement
Financial liabilities, carrying amount immediately before initial application of AASB 9		2,184
AASB 139 | Deposits and other borrowings
Basis of measurement
Financial liabilities, carrying amount immediately before initial application of AASB 9		559,285
AASB 139 | Other financial liabilities
Basis of measurement
Financial liabilities, carrying amount immediately before initial application of AASB 9		28,105
AASB 139 | Derivative financial instruments
Basis of measurement
Financial liabilities, carrying amount immediately before initial application of AASB 9		24,407
AASB 139 | Debt issues
Basis of measurement
Financial liabilities, carrying amount immediately before initial application of AASB 9		172,596
AASB 139 | Life insurance liabilities
Basis of measurement
Financial liabilities, carrying amount immediately before initial application of AASB 9		7,597
AASB 139 | Loan capital
Basis of measurement
Financial liabilities, carrying amount immediately before initial application of AASB 9		17,265
AASB 139 | Amortised cost
Basis of measurement
Financial liabilities, carrying amount immediately before initial application of AASB 9		730,605
AASB 139 | Amortised cost | Collateral received
Basis of measurement
Financial liabilities, carrying amount immediately before initial application of AASB 9		2,184
AASB 139 | Amortised cost | Deposits and other borrowings
Basis of measurement
Financial liabilities, carrying amount immediately before initial application of AASB 9		518,107
AASB 139 | Amortised cost | Other financial liabilities
Basis of measurement
Financial liabilities, carrying amount immediately before initial application of AASB 9		23,808
AASB 139 | Amortised cost | Debt issues
Basis of measurement
Financial liabilities, carrying amount immediately before initial application of AASB 9		169,241
AASB 139 | Amortised cost | Loan capital
Basis of measurement
Financial liabilities, carrying amount immediately before initial application of AASB 9		17,265
AASB 139 | FVIS
Basis of measurement
Financial liabilities, carrying amount immediately before initial application of AASB 9		80,834
AASB 139 | FVIS | Deposits and other borrowings
Basis of measurement
Financial liabilities, carrying amount immediately before initial application of AASB 9		41,178
AASB 139 | FVIS | Other financial liabilities
Basis of measurement
Financial liabilities, carrying amount immediately before initial application of AASB 9		4,297
AASB 139 | FVIS | Derivative financial instruments
Basis of measurement
Financial liabilities, carrying amount immediately before initial application of AASB 9		24,407
AASB 139 | FVIS | Debt issues
Basis of measurement
Financial liabilities, carrying amount immediately before initial application of AASB 9		3,355
AASB 139 | FVIS | Life insurance liabilities
Basis of measurement
Financial liabilities, carrying amount immediately before initial application of AASB 9		7,597
AASB 139 | Cash and balances with central banks
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		26,788
AASB 139 | Collateral paid
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		4,787
AASB 139 | Trading securities and financial assets measured at FVIS
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		23,132
AASB 139 | Derivative financial instruments
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		24,101
AASB 139 | Available-for-sale securities
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		61,119
AASB 139 | Loans
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		709,690
AASB 139 | Life insurance assets
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		9,450
AASB 139 | Other financial assets
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		5,517
AASB 139 | Amortised cost
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		746,236
AASB 139 | Amortised cost | Cash and balances with central banks
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		26,788
AASB 139 | Amortised cost | Collateral paid
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		4,787
AASB 139 | Amortised cost | Loans
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		709,144
AASB 139 | Amortised cost | Loans | Reported
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		706,440
AASB 139 | Amortised cost | Other financial assets
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		5,517
AASB 139 | FVIS
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		57,229
AASB 139 | FVIS | Trading securities and financial assets measured at FVIS
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		23,132
AASB 139 | FVIS | Derivative financial instruments
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		24,101
AASB 139 | FVIS | Loans
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		546
AASB 139 | FVIS | Loans | Reported
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		3,250
AASB 139 | FVIS | Life insurance assets
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		9,450
AASB 139 | FVOCI
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		61,119
AASB 139 | FVOCI | Available-for-sale securities
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		61,119
AASB 9 | Amortised cost
Basis of measurement
Financial liabilities, carrying amount immediately after initial application of AASB 9	730,605
AASB 9 | Amortised cost | Collateral received
Basis of measurement
Financial liabilities, carrying amount immediately after initial application of AASB 9	2,184
AASB 9 | Amortised cost | Deposits and other borrowings
Basis of measurement
Financial liabilities, carrying amount immediately after initial application of AASB 9	518,107
AASB 9 | Amortised cost | Other financial liabilities
Basis of measurement
Financial liabilities, carrying amount immediately after initial application of AASB 9	23,808
AASB 9 | Amortised cost | Debt issues
Basis of measurement
Financial liabilities, carrying amount immediately after initial application of AASB 9	169,241
AASB 9 | Amortised cost | Loan capital
Basis of measurement
Financial liabilities, carrying amount immediately after initial application of AASB 9	17,265
AASB 9 | FVIS
Basis of measurement
Financial liabilities, carrying amount immediately after initial application of AASB 9	80,834
AASB 9 | FVIS | Deposits and other borrowings
Basis of measurement
Financial liabilities, carrying amount immediately after initial application of AASB 9	41,178
AASB 9 | FVIS | Other financial liabilities
Basis of measurement
Financial liabilities, carrying amount immediately after initial application of AASB 9	4,297
AASB 9 | FVIS | Derivative financial instruments
Basis of measurement
Financial liabilities, carrying amount immediately after initial application of AASB 9	24,407
AASB 9 | FVIS | Debt issues
Basis of measurement
Financial liabilities, carrying amount immediately after initial application of AASB 9	3,355
AASB 9 | FVIS | Life insurance liabilities
Basis of measurement
Financial liabilities, carrying amount immediately after initial application of AASB 9	7,597
AASB 9 | Amortised cost
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	746,991
AASB 9 | Amortised cost | Cash and balances with central banks
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	26,788
AASB 9 | Amortised cost | Collateral paid
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	4,787
AASB 9 | Amortised cost | Available-for-sale securities
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	811
AASB 9 | Amortised cost | Loans
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	709,088
AASB 9 | Amortised cost | Other financial assets
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	5,517
AASB 9 | FVIS
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	57,560
AASB 9 | FVIS | Trading securities and financial assets measured at FVIS
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	23,132
AASB 9 | FVIS | Derivative financial instruments
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	24,101
AASB 9 | FVIS | Available-for-sale securities
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	275
AASB 9 | FVIS | Loans
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	602
AASB 9 | FVIS | Life insurance assets
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	9,450
AASB 9 | FVOCI
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	60,033
AASB 9 | FVOCI | Available-for-sale securities
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	60,033
AASB 9 | Debt securities
Basis of measurement
Reclassification of available-for-sale debt securities to investment securites measured at amortised cost	811
Reclassification of available-for-sale debt securities to investment securites measured at FVOCI	60,000
AASB 9 | Equity securities
Basis of measurement
Reclassification of available-for-sale debt securities to trading securities and financial assets measured at FVIS	275
Equity securities irrevocably designated to be measured at FVOCI from available-for-sale securities	109
AASB 9 | Loans
Basis of measurement
Reclassification of loans from amortised cost to FVIS	56
Parent Entity | AASB 139
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		900,108
Financial liabilities, carrying amount immediately before initial application of AASB 9		865,664
Parent Entity | AASB 139 | Collateral received
Basis of measurement
Financial liabilities, carrying amount immediately before initial application of AASB 9		1,748
Parent Entity | AASB 139 | Deposits and other borrowings
Basis of measurement
Financial liabilities, carrying amount immediately before initial application of AASB 9		500,468
Parent Entity | AASB 139 | Other financial liabilities
Basis of measurement
Financial liabilities, carrying amount immediately before initial application of AASB 9		27,266
Parent Entity | AASB 139 | Derivative financial instruments
Basis of measurement
Financial liabilities, carrying amount immediately before initial application of AASB 9		24,229
Parent Entity | AASB 139 | Debt issues
Basis of measurement
Financial liabilities, carrying amount immediately before initial application of AASB 9		152,288
Parent Entity | AASB 139 | Due to subsidiaries
Basis of measurement
Financial liabilities, carrying amount immediately before initial application of AASB 9		142,400
Parent Entity | AASB 139 | Loan capital
Basis of measurement
Financial liabilities, carrying amount immediately before initial application of AASB 9		17,265
Parent Entity | AASB 139 | Amortised cost
Basis of measurement
Financial liabilities, carrying amount immediately before initial application of AASB 9		793,330
Parent Entity | AASB 139 | Amortised cost | Collateral received
Basis of measurement
Financial liabilities, carrying amount immediately before initial application of AASB 9		1,748
Parent Entity | AASB 139 | Amortised cost | Deposits and other borrowings
Basis of measurement
Financial liabilities, carrying amount immediately before initial application of AASB 9		460,406
Parent Entity | AASB 139 | Amortised cost | Other financial liabilities
Basis of measurement
Financial liabilities, carrying amount immediately before initial application of AASB 9		22,969
Parent Entity | AASB 139 | Amortised cost | Debt issues
Basis of measurement
Financial liabilities, carrying amount immediately before initial application of AASB 9		149,065
Parent Entity | AASB 139 | Amortised cost | Due to subsidiaries
Basis of measurement
Financial liabilities, carrying amount immediately before initial application of AASB 9		141,877
Parent Entity | AASB 139 | Amortised cost | Loan capital
Basis of measurement
Financial liabilities, carrying amount immediately before initial application of AASB 9		17,265
Parent Entity | AASB 139 | FVIS
Basis of measurement
Financial liabilities, carrying amount immediately before initial application of AASB 9		72,334
Parent Entity | AASB 139 | FVIS | Deposits and other borrowings
Basis of measurement
Financial liabilities, carrying amount immediately before initial application of AASB 9		40,062
Parent Entity | AASB 139 | FVIS | Other financial liabilities
Basis of measurement
Financial liabilities, carrying amount immediately before initial application of AASB 9		4,297
Parent Entity | AASB 139 | FVIS | Derivative financial instruments
Basis of measurement
Financial liabilities, carrying amount immediately before initial application of AASB 9		24,229
Parent Entity | AASB 139 | FVIS | Debt issues
Basis of measurement
Financial liabilities, carrying amount immediately before initial application of AASB 9		3,223
Parent Entity | AASB 139 | FVIS | Due to subsidiaries
Basis of measurement
Financial liabilities, carrying amount immediately before initial application of AASB 9		523
Parent Entity | AASB 139 | Cash and balances with central banks
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		24,976
Parent Entity | AASB 139 | Collateral paid
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		4,722
Parent Entity | AASB 139 | Trading securities and financial assets measured at FVIS
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		21,415
Parent Entity | AASB 139 | Derivative financial instruments
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		23,562
Parent Entity | AASB 139 | Available-for-sale securities
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		56,513
Parent Entity | AASB 139 | Loans
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		630,168
Parent Entity | AASB 139 | Due from subsidiaries
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		134,086
Parent Entity | AASB 139 | Other financial assets
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		4,666
Parent Entity | AASB 139 | Amortised cost
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		797,794
Parent Entity | AASB 139 | Amortised cost | Cash and balances with central banks
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		24,976
Parent Entity | AASB 139 | Amortised cost | Collateral paid
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		4,722
Parent Entity | AASB 139 | Amortised cost | Loans
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		629,622
Parent Entity | AASB 139 | Amortised cost | Loans | Reported
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		626,918
Parent Entity | AASB 139 | Amortised cost | Due from subsidiaries
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		133,808
Parent Entity | AASB 139 | Amortised cost | Other financial assets
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		4,666
Parent Entity | AASB 139 | FVIS
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		45,801
Parent Entity | AASB 139 | FVIS | Trading securities and financial assets measured at FVIS
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		21,415
Parent Entity | AASB 139 | FVIS | Derivative financial instruments
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		23,562
Parent Entity | AASB 139 | FVIS | Loans
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		546
Parent Entity | AASB 139 | FVIS | Loans | Reported
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		3,250
Parent Entity | AASB 139 | FVIS | Due from subsidiaries
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		278
Parent Entity | AASB 139 | FVOCI
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		56,513
Parent Entity | AASB 139 | FVOCI | Available-for-sale securities
Basis of measurement
Financial assets, carrying amount immediately before initial application of AASB 9		$ 56,513
Parent Entity | AASB 9
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	900,108
Financial liabilities, carrying amount immediately after initial application of AASB 9	865,664
Parent Entity | AASB 9 | Collateral received
Basis of measurement
Financial liabilities, carrying amount immediately after initial application of AASB 9	1,748
Parent Entity | AASB 9 | Deposits and other borrowings
Basis of measurement
Financial liabilities, carrying amount immediately after initial application of AASB 9	500,468
Parent Entity | AASB 9 | Other financial liabilities
Basis of measurement
Financial liabilities, carrying amount immediately after initial application of AASB 9	27,266
Parent Entity | AASB 9 | Derivative financial instruments
Basis of measurement
Financial liabilities, carrying amount immediately after initial application of AASB 9	24,229
Parent Entity | AASB 9 | Debt issues
Basis of measurement
Financial liabilities, carrying amount immediately after initial application of AASB 9	152,288
Parent Entity | AASB 9 | Due to subsidiaries
Basis of measurement
Financial liabilities, carrying amount immediately after initial application of AASB 9	142,400
Parent Entity | AASB 9 | Loan capital
Basis of measurement
Financial liabilities, carrying amount immediately after initial application of AASB 9	17,265
Parent Entity | AASB 9 | Amortised cost
Basis of measurement
Financial liabilities, carrying amount immediately after initial application of AASB 9	793,330
Parent Entity | AASB 9 | Amortised cost | Collateral received
Basis of measurement
Financial liabilities, carrying amount immediately after initial application of AASB 9	1,748
Parent Entity | AASB 9 | Amortised cost | Deposits and other borrowings
Basis of measurement
Financial liabilities, carrying amount immediately after initial application of AASB 9	460,406
Parent Entity | AASB 9 | Amortised cost | Other financial liabilities
Basis of measurement
Financial liabilities, carrying amount immediately after initial application of AASB 9	22,969
Parent Entity | AASB 9 | Amortised cost | Debt issues
Basis of measurement
Financial liabilities, carrying amount immediately after initial application of AASB 9	149,065
Parent Entity | AASB 9 | Amortised cost | Due to subsidiaries
Basis of measurement
Financial liabilities, carrying amount immediately after initial application of AASB 9	141,877
Parent Entity | AASB 9 | Amortised cost | Loan capital
Basis of measurement
Financial liabilities, carrying amount immediately after initial application of AASB 9	17,265
Parent Entity | AASB 9 | FVIS
Basis of measurement
Financial liabilities, carrying amount immediately after initial application of AASB 9	72,334
Parent Entity | AASB 9 | FVIS | Deposits and other borrowings
Basis of measurement
Financial liabilities, carrying amount immediately after initial application of AASB 9	40,062
Parent Entity | AASB 9 | FVIS | Other financial liabilities
Basis of measurement
Financial liabilities, carrying amount immediately after initial application of AASB 9	4,297
Parent Entity | AASB 9 | FVIS | Derivative financial instruments
Basis of measurement
Financial liabilities, carrying amount immediately after initial application of AASB 9	24,229
Parent Entity | AASB 9 | FVIS | Debt issues
Basis of measurement
Financial liabilities, carrying amount immediately after initial application of AASB 9	3,223
Parent Entity | AASB 9 | FVIS | Due to subsidiaries
Basis of measurement
Financial liabilities, carrying amount immediately after initial application of AASB 9	523
Parent Entity | AASB 9 | Cash and balances with central banks
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	24,976
Parent Entity | AASB 9 | Collateral paid
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	4,722
Parent Entity | AASB 9 | Trading securities and financial assets measured at FVIS
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	21,415
Parent Entity | AASB 9 | Derivative financial instruments
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	23,562
Parent Entity | AASB 9 | Available-for-sale securities
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	56,513
Parent Entity | AASB 9 | Loans
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	630,168
Parent Entity | AASB 9 | Due from subsidiaries
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	134,086
Parent Entity | AASB 9 | Other financial assets
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	4,666
Parent Entity | AASB 9 | Amortised cost
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	797,748
Parent Entity | AASB 9 | Amortised cost | Cash and balances with central banks
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	24,976
Parent Entity | AASB 9 | Amortised cost | Collateral paid
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	4,722
Parent Entity | AASB 9 | Amortised cost | Available-for-sale securities
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	10
Parent Entity | AASB 9 | Amortised cost | Loans
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	629,566
Parent Entity | AASB 9 | Amortised cost | Due from subsidiaries
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	133,808
Parent Entity | AASB 9 | Amortised cost | Other financial assets
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	4,666
Parent Entity | AASB 9 | FVIS
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	45,857
Parent Entity | AASB 9 | FVIS | Trading securities and financial assets measured at FVIS
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	21,415
Parent Entity | AASB 9 | FVIS | Derivative financial instruments
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	23,562
Parent Entity | AASB 9 | FVIS | Loans
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	602
Parent Entity | AASB 9 | FVIS | Due from subsidiaries
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	278
Parent Entity | AASB 9 | FVOCI
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	56,503
Parent Entity | AASB 9 | FVOCI | Available-for-sale securities
Basis of measurement
Financial assets, carrying amount immediately after initial application of AASB 9	56,503
Parent Entity | AASB 9 | Debt securities
Basis of measurement
Reclassification of available-for-sale debt securities to investment securites measured at amortised cost	10
Reclassification of available-for-sale debt securities to investment securites measured at FVOCI	56,000
Parent Entity | AASB 9 | Equity securities
Basis of measurement
Equity securities irrevocably designated to be measured at FVOCI from available-for-sale securities	67
Parent Entity | AASB 9 | Loans
Basis of measurement
Reclassification of loans from amortised cost to FVIS	$ 56